================================================================================

                               SEMI-ANNUAL REPORT
                               ------------------
                                  June 30, 1998
                               ------------------


                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.



                                     [LOGO]
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Special Situations Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We're pleased to report continued strong performance by the Value Line Special Situations Fund in the first half of 1998. For the six months ending June 30th, total return was 20.30%, compared to total returns of 17.71% for the unmanaged Standard & Poor's 500 Index (a benchmark of large-capitalization stocks) and 4.93% for the unmanaged Russell 2000 Index (a benchmark of small-capitalization stocks). Your Fund was named the #1 performer in the small-cap growth category for the 12 months ending June 30th, in an analysis by the New York Times.

Our highly disciplined stock selection process is key to the Fund's success. Only stocks with strong earnings momentum and strong price momentum can enter and remain in the portfolio. Any sign of weakness in a company's operating performance or business environment will shorten its shares' welcome here. As a result, the Fund typically holds a stock for only about six months, on average, although we prefer to hold for several years where possible.

Risk control is also important to our investment process. Our main tool here is diversification; the Fund holds over 400 different securities spread across many sectors of the U.S. and world economy. In particular, we do not let the highly volatile technology sector become too large a portion of the total portfolio, even though many stocks in this group meet our selection criteria. Stockholdings include companies of all sizes, but falling mostly into the small- and mid-cap size categories.

Given this year's laggard peformance by the market's smaller-cap stocks, relative to large-caps, we are particularly gratified by the Fund's returns. These results are further confirmation of the soundness of our investment process. We will maintain the firm disciplines underlying your Fund's success.

Thank you for investing with us.

                                  Sincerely,

                                  /s/ Jean Bernhard Buttner

                                  Jean Bernhard Buttner
                                  Chairman and President

August 10, 1998

--------------------------------------------------------------------------------
2

                                    The Value Line Special Situations Fund, Inc.

Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy has slowed considerably since the early part of this year, principally as a result of the fallout from the deepening financial crisis now gripping much of Asia. Specifically, GDP, which expanded at a frenetic 5.5% pace during the opening three months of 1998, came in with just a modest 1.4% gain in the second quarter. Moreover, based on the data released since then, we believe that the current expansion will not strengthen appreciably over the final six months of the year.

At this point, though, we do not believe that this slower pace of economic activity is the forerunner of a recession. Our sense is that the Asian crisis will gradually recede over the next year and that the continuing low rate of inflation in this country will encourage the Federal Reserve to keep a steady hand on the monetary reins. That combination should help to keep this nation's economy moving forward, albeit slowly.

But even a modest deceleration in U.S. economic activity is likely to mean a further slowing in overall corporate profit growth. With equity valuations at elevated levels, such a slowing in profit growth will lead to accentuated volatility in the financial markets.

*Performance Data:

                                                                     Growth of
                                                Average             an Assumed
                                                Annual             Investment of
                                             Total Return             $10,000
                                             ------------          -------------
 1 year ended 6/30/98..................         41.81%               $14,181
 5 years ended 6/30/98.................         20.00%               $24,884
10 years ended 6/30/98.................         13.58%               $35,743

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Portfolio Highlights at June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                                                Value                   Percentage
Issue                                                                  Shares              (in thousands)              of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp. .......................................            14,544                    $722                    0.5%
McKesson Corp. ...............................................             8,000                     650                    0.4
Labor Ready, Inc. ............................................            21,000                     634                    0.4
Unisys Corp. .................................................            21,000                     593                    0.4
DM Management Company.........................................            16,000                     574                    0.4
Federal-Mogul Corp. ..........................................             8,500                     574                    0.4
Costco Companies, Inc. .......................................             9,000                     568                    0.4
UniCapital Corp. .............................................            29,000                     555                    0.4
Wal-Mart Stores, Inc. ........................................             9,000                     547                    0.4
Suiza Foods Corp. ............................................             9,150                     546                    0.4

Five Largest Industry Categories
                                                                        Value                   Percentage
Industry                                                           (in thousands)              of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Computer Software & Services .................................           $17,507                    12.0%
Retail-Special Lines .........................................             9,137                     6.3
Industrial Services ..........................................             6,955                     4.8
Retail Store .................................................             6,720                     4.6
Drug .........................................................             5,985                     4.1

Five Largest Net Security Purchases*
                                                                        Cost
Issue                                                              (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
UniCapital Corp. .............................................             $ 704
Ultimate Software Group, Inc. (The) ..........................               464
Pfizer Inc. ..................................................               427
ARCO Chemical Co. ............................................               416
PPG Industries, Inc. .........................................               414

Five Largest Net Security Sales*
                                                                      Proceeds
Issue                                                              (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt, Inc. .........................................             $ 680
Superior Energy Services, Inc. ...............................               642
PeopleSoft, Inc. .............................................               624
AT&T Corp. ...................................................               617
El Paso Natural Gas Co. ......................................               599


* For the six month period ended 06/30/98


--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 1998
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (95.1%)

                ADVERTISING (1.2%)
      11,000    ADVO, Inc.*....................................         $    310
      10,000    Big Flower Holdings, Inc.*.....................              300
       9,000    Omnicom Group, Inc.............................              449
       8,000    Snyder Communications,
                    Inc.*......................................              352
      11,000    Young & Rubicam Inc.*..........................              352
                                                                        --------
                                                                           1,763

                AEROSPACE/
                  DEFENSE (2.2%)
      10,500    AAR Corp.......................................              310
       2,500    Aeroflex Inc.*.................................               26
      10,000    Cordant Technologies Inc. .....................              461
      10,000    DONCASTERS
                    PLC (ADR)*.................................              278
      14,400    Engineered Support
                    Systems, Inc...............................              266
       7,000    Gulfstream Aerospace
                    Corp.*.....................................              326
       7,000    HEICO Corp.....................................              185
       3,500    HEICO Corp. Class "A"..........................               90
      15,000    Kellstrom Industries, Inc.*....................              435
       4,500    Litton Industries, Inc.*.......................              266
       6,000    Primex Technologies, Inc.*.....................              308
       5,000    Sundstrand Corp................................              286
                                                                        --------
                                                                           3,237

                AIR TRANSPORT (0.9%)
       9,000    Expeditors International
                    of Washington, Inc.........................              396
      18,000    Mesaba Holdings, Inc.*.........................              414
       6,000    Midwest Express
                    Holdings, Inc.*............................              217
      10,000    SkyWest, Inc...................................              280
                                                                        --------
                                                                           1,307

                APPAREL (1.4%)
       9,000    Abercrombie & Fitch Co.
                    Class "A"*.................................              396
      10,000    Chico's FAS, Inc.*.............................              155
       8,000    Fruit of the Loom, Inc.
                    Class "A"* ................................              265
      10,400    Jones Apparel Group, Inc.*.....................              380
      26,000    Tarrant Apparel Group*.........................              491
       5,000    V.F. Corp......................................              258
       3,000    Warnaco Group, Inc. (The)......................              124
                                                                        --------
                                                                           2,069

                AUTO & TRUCK (0.2%)
      12,000    Navistar International Corp.*..................              346

                AUTO PARTS--ORIGINAL
                  EQUIPMENT (0.7%)
       3,000    Hayes Lemmerz
                    International, Inc.*.......................              119
       4,500    Magna International Inc.
                    Class "A"..................................              309
      12,000    Meritor Automotive, Inc........................              288
       9,000    Strattec Security Corp.*.......................              271
                                                                        --------
                                                                             987

                AUTO PARTS--
                  REPLACEMENT (0.5%)
       8,500    Federal-Mogul Corp.............................              574
      10,500    Wynn's International, Inc......................              202
                                                                        --------
                                                                             776

                BANK (0.7%)
       7,500    AmSouth Bancorporation.........................              295
      17,250    North Fork Bancorporation,
                    Inc........................................              421
       6,000    Zions Bancorporation...........................              319
                                                                        --------
                                                                           1,035

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------

                BANK--MIDWEST (0.3%)
       5,000    Northern Trust Corp............................         $    381

                BUILDING MATERIALS
                  (1.0%)
      18,000    Johns Manville Corp............................              271
       9,000    Kaynar Technologies Inc.*......................              212
       3,000    Martin Marietta
                    Materials, Inc.............................              135
       3,000    NCI Building Systems, Inc.*....................              173
      12,000    Thomas Industries, Inc.........................              293
       6,500    Triangle Pacific Corp.*........................              358
                                                                        --------
                                                                           1,442

                CABLE TV (1.3%)
      15,000    ANTEC Corp.*...................................              348
       4,000    Cablevision Systems Corp.
                    Class "A"*.................................              334
      10,000    Comcast Corp. Class "A"........................              406
      10,500    General Cable Corp.............................              303
      11,000    Tele-Communications, Inc. -
                    TCI Group Series "A"* .....................              423
                                                                        --------
                                                                           1,814

                CEMENT & AGGREGATES
                  (0.2%)
       9,000    Centex Construction
                    Products, Inc..............................              347

                CHEMICAL--BASIC (0.5%)
       7,500    ARCO Chemical Co...............................              430
       8,000    Millennium Chemicals Inc.......................              271
                                                                        --------
                                                                             701

                CHEMICAL--
                  DIVERSIFIED (0.7%)
       7,000    Goodrich (B.F.) Co. (The)......................              347
       5,500    PPG Industries, Inc............................              383
      11,000    Spartech Corp..................................              236
                                                                        --------
                                                                             966

                CHEMICAL--
                  SPECIALTY (0.7%)
      25,000    Eco Soil Systems, Inc.*........................              263
      10,000    Hexcel Corp.*..................................              226
       6,000    Tredegar Industries, Inc.......................              509
                                                                        --------
                                                                             998

                COAL/ALTERNATE
                  ENERGY (0.2%)
       6,800    AES Corp.*.....................................              357

                COMPUTER &
                  PERIPHERALS (1.9%)
      14,000    Brooktrout Technology, Inc.*...................              194
       4,500    Cisco Systems, Inc.*...........................              414
      12,000    Cybex Computer Products
                    Corp.*.....................................              276
      13,000    Digi International Inc.*.......................              263
       7,000    EMC Corp.*.....................................              314
      13,000    FORE Systems, Inc.*............................              345
      12,000    Pinnacle Systems, Inc,*........................              389
      21,000    Unisys Corp.*..................................              593
                                                                        --------
                                                                           2,788

                COMPUTER SOFTWARE
                  & SERVICES (12.0%)
      31,000    ATEC Group, Inc.*..............................              229
       8,000    Advent Software, Inc.*.........................              336
      11,000    Analytical Surveys, Inc.*......................              403
       3,000    Aspect Development, Inc.*......................              227
       3,000    Aspen Technology, Inc.*........................              151
       5,000    Asymetrix Learning
                    Systems, Inc.*.............................               45
       7,600    BMC Software, Inc.*............................              395
      10,800    BEA Systems, Inc.*.............................              248
       5,000    Best Software, Inc.*...........................              106
      17,000    Business Objects S.A. (ADR)*...................              287
       4,000    CBT Group PLC (ADR)*...........................              214
       7,000    Cadence Design Systems,
                    Inc.*......................................              219

--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 1998
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                COMPUTER SOFTWARE
                  & SERVICES (12.0%)
                  (Continued)
      20,000    Caere Corp.*...................................         $    262
      16,000    Catalyst International, Inc.*..................              196
      11,000    CIBER, Inc.*...................................              418
       5,500    Citrix Systems, Inc.*..........................              376
       7,000    Compuware Corp.*...............................              358
       6,000    Comverse Technology, Inc.*.....................              311
      15,000    Concentric Network Corp.*......................              455
       5,000    Dassault Systemes S.A. (ADR)...................              238
      11,000    Dendrite International, Inc.*..................              414
       6,500    Documentum, Inc.*..............................              312
      14,000    ECsoft Group PLC (ADR)*........................              453
      15,000    Equinox Systems, Inc.*.........................              125
      14,000    FileNet Corp.*.................................              404
       2,000    ISS Group, Inc.*...............................               75
       7,500    Information Management
                    Resources, Inc.*...........................              254
       9,000    International Network
                    Services*..................................              369
       6,000    JDA Software Group, Inc.*......................              262
       4,500    Keane, Inc.*...................................              252
      10,500    Learning Company, Inc. (The)*..................              311
      12,800    Legato Systems, Inc.*..........................              499
       6,000    Lernout & Hauspie Speech
                    Products N.V.*.............................              358
      16,000    MAPICS, Inc.*..................................              315
      12,000    Mastech Corp.*.................................              337
      10,000    Metro Information
                    Services, Inc.*............................              391
       2,000    Micro Focus Group PLC
                    (ADR)*.....................................               67
      12,000    New Era of Networks, Inc.*.....................              366
      12,000    New Dimension
                    Software, Ltd.*............................              403
      11,250    Paychex, Inc...................................              458
       8,000    Peregrine Systems, Inc.*.......................              228
      13,000    Platinum Software Corp.*.......................              317
       9,600    Policy Management
                    Systems Corp.*.............................              377
       9,600    Progress Software Corp.*.......................              394
      15,000    QuadraMed Corp.*...............................              410
      10,000    SPR Inc.*......................................              311
      21,000    SS & C Technologies, Inc.*.....................              478
      18,000    Software AG Systems, Inc.*.....................              526
      17,200    Sterling Software, Inc.*.......................              508
      11,400    Systems & Computer
                    Technology Corp.*..........................              308
      12,000    3Dfx Interactive, Inc.*........................              206
      17,000    Timberline Software Corp.......................              401
      45,000    Ultimate Software Group,
                    Inc. (The)*................................              419
       9,450    Veritas Software Corp.*........................              391
       7,000    Visio Corp.*...................................              334
                                                                        --------
                                                                          17,507

                DIVERSIFIED
                  COMPANIES (1.8%)
      16,000    Barringer Technologies, Inc.*..................              151
       6,000    Crane Co.......................................              291
      14,000    Danaher Corp...................................              514
       2,000    NACCO Industries, Inc.
                    Class "A"..................................              258
       3,000    Ogden Corp.....................................               83
       1,300    Sequa Corp. Class "A"*.........................               87
       4,000    Smith (A.O.) Corp..............................              207
       7,000    Tyco International, Ltd........................              441
       3,000    United Technologies Corp.......................              278
      10,500    Varlen Corp....................................              362
                                                                        --------
                                                                           2,672

                DRUG (4.1%)
       7,000    ALZA Corp.*....................................              303
       6,500    Biovail Corporation
                    International*.............................              208
       8,000    Forest Laboratories Inc.*......................              286
       6,000    Genentech, Inc.*...............................              407
      10,500    ICN Pharmaceuticals, Inc.......................              480
       4,000    Immunex Corp.*.................................              265
       7,500    K-V Pharmaceutical Co.
                    Class "A"*.................................              170

--------------------------------------------------------------------------------

                                    The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                DRUG (4.1%)(Continued)
      18,000    Medco Research, Inc.*..........................         $    459
       7,500    MedImmune, Inc.*...............................              468
      10,000    Mylan Laboratories, Inc........................              300
       4,000    Pfizer Inc.....................................              435
       5,800    Quintiles Transnational Corp.*.................              285
      22,000    Roberts Pharmaceutical Corp.*..................              506
       5,000    Schering-Plough Corp...........................              458
       5,100    Warner-Lambert Co..............................              354
       7,000    Watson Pharmaceuticals, Inc.*..................              327
       8,800    USANA, Inc.*...................................              274
                                                                        --------
                                                                           5,985

                DRUGSTORE (0.4%)
      13,000    D & K Healthcare
                    Resources, Inc.*...........................              280
      12,000    Natural Alternatives
                    International, Inc.*.......................              240
                                                                        --------
                                                                             520

                ELECTRICAL
                  EQUIPMENT (1.0%)
       6,000    Aavid Thermal Technologies,
                    Inc.*......................................              175
       6,500    C & D Technologies, Inc........................              377
       3,000    Honeywell Inc..................................              251
       7,000    Kuhlman Corp...................................              277
       7,600    Technitrol, Inc................................              304
                                                                        --------
                                                                           1,384

                ELECTRONICS (1.2%)
       6,000    Alpine Group, Inc. (The)*......................              125
       8,000    Galileo International, Inc.*...................              360
       6,000    Harmon Industries, Inc.........................              143
       7,000    Lexmark International Group,
                    Inc. Class "A"*............................              427
       8,250    Symbol Technologies Inc........................              311
      10,000    Telxon Corp....................................              324
                                                                        --------
                                                                           1,690

                ENTERTAINMENT (2.5%)
       3,000    Boston Acoustics, Inc..........................              110
      10,000    CBS Corp.*.....................................              318
      13,000    Capstar Broadcasting Corp.
                    Class "A"*.................................              327
      14,544    Chancellor Media Corp.*........................              722
       3,000    Clear Channel
                    Communications, Inc..*.....................              327
       9,500    Dover Downs Entertainment,
                    Inc........................................              295
       5,000    Jacor Communications, Inc.*....................              295
       8,000    SFX Entertainment, Inc.
                    Class "A"*.................................              367
      16,000    Sinclair Broadcast Group, Inc.
                    Class "A"*.................................              460
       5,000    Time Warner Inc................................              427
                                                                        --------
                                                                           3,648

                ENVIRONMENTAL (0.3%)
       7,000    Allied Waste Industries, Inc.*.................              168
       6,000    USA Waste Services, Inc.*......................              296
                                                                        --------
                                                                             464

                FINANCIAL SERVICES
                  (2.7%)
       6,600    Administaff, Inc.*.............................              304
       7,000    AmeriCredit Corp.*.............................              250
       9,000    AMRESCO, Inc.*.................................              262
      17,000    Doral Financial Corp...........................              298
       8,000    HealthCare Financial
                    Partners, Inc.*............................              490
       5,000    Metris Companies, Inc.*........................              319
       6,500    Nationwide Financial
                    Services, Inc..............................              331
       5,000    Providian Financial Corp.......................              393
      12,000    Resource America, Inc..........................              355
       5,600    SEI Investments Company........................              347
      29,000    UniCapital Corp.*..............................              555
                                                                        --------
                                                                           3,904

--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 1998
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------

                FOOD PROCESSING (0.8%)
       4,800    Earthgrains Co. (The)..........................         $    268
       5,000    Michael Foods, Inc.............................              147
      14,000    Ralcorp Holdings, Inc.*........................              264
       9,150    Suiza Foods Corp.*.............................              546
                                                                        --------
                                                                           1,225

                FOREIGN
                  TELECOMMUNICATION
                  (0.7%)
       8,000    Alcatel Alsthom (ADR)..........................              326
       6,000    Nokia Corp. (ADR)
                    Class "A"..................................              435
      12,000    Telesystem International
                    Wireless Inc.*.............................              230
                                                                        --------
                                                                             991

                FURNITURE/HOME
                  FURNISHINGS (1.8%)
       9,500    Department 56, Inc.*...........................              337
      11,500    Furniture Brands
                    International, Inc.*.......................              323
       4,000    HON INDUSTRIES, Inc............................              136
       5,000    La-Z-Boy, Inc..................................              282
       9,000    LADD Furniture Inc.*...........................              270
      12,000    Miller (Herman), Inc...........................              292
      10,500    Mohawk Industries, Inc.*.......................              333
      19,000    Shaw Industries, Inc.*.........................              335
      14,000    Winsloew Furniture, Inc.*......................              378
                                                                        --------
                                                                           2,686

                GROCERY (0.7%)
       7,210    Meyer (Fred), Inc.*............................              306
       9,000    Safeway, Inc.*.................................              366
       5,800    Whole Foods Market, Inc,*......................              351
                                                                        --------
                                                                           1,023

                HEALTHCARE
                  INFORMATION
                  SYSTEMS (0.9%)
       6,200    Cognizant Corp.................................              390
      15,000    HBO & Co.......................................              529
      15,200    MedQuist Inc.*.................................              439
                                                                        --------
                                                                           1,358

                HOME APPLIANCE (1.2%)
       6,000    Black & Decker Corp............................              366
       7,500    Maytag Corp....................................              370
      10,000    Recoton Corp.*.................................              335
      10,000    Rent-Way, Inc.*................................              305
       9,000    Windmere-Durable
                    Holdings, Inc.*............................              322
                                                                        --------
                                                                           1,698

                HOMEBUILDING (0.7%)
       8,000    Fairfield Communities, Inc.*...................              153
       9,000    Kaufman & Broad Home
                    Corp.......................................              286
      10,000    Lennar Corp....................................              295
       8,000    Webb (Del) Corp................................              208
                                                                        --------
                                                                             942

                HOTEL/GAMING (0.3%)
      14,500    Servico, Inc.*.................................              217
      30,000    U.S. Franchise Systems, Inc.
                    Class "A"*.................................              244
                                                                        --------
                                                                             461

                HOUSEHOLD PRODUCTS
                  (0.5%)
       4,000    Colgate-Palmolive Co...........................              352
       8,000    Scotts Company (The)
                    Class "A"*.................................              298
                                                                        --------
                                                                             650


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------

                INDUSTRIAL SERVICES (4.8%)
       8,000    Abacus Direct Corp.*...........................         $    415
       9,000    AccuStaff Inc.*................................              281
       9,000    Apollo Group, Inc. Class "A"*..................              298
      16,000    Automobile Protection Corp.*...................              159
       9,000    Coinmach Laundry Corp.*........................              213
       9,000    Education Management Corp.*....................              296
      10,000    Hagler Bailly, Inc.*...........................              259
      10,000    Interim Services, Inc.*........................              321
      21,000    Labor Ready, Inc.*.............................              634
      14,000    Matthews International Corp.
                    Class "A"..................................              344
       4,000    Metamor Worldwide Inc.*........................              141
       8,700    Metzler Group Inc.*............................              319
       9,200    National Computer
                    Systems, Inc...............................              221
      10,000    Personnel Group of
                    America, Inc.*.............................              200
      10,000    Profit Recovery Group
                    International, Inc. (The)*.................              279
      18,000    RCM Technologies, Inc.*........................              366
      10,000    RemedyTemp, Inc. Class "A"*....................              291
       7,500    Robert Half International, Inc.*...............              419
      16,431    Romac International, Inc.*.....................              499
      13,000    Select Appointments
                    Holdings PLC (ADR).........................              383
      11,000    Staff Leasing, Inc.*...........................              324
       8,000    StaffMark, Inc.*...............................              293
                                                                        --------
                                                                           6,955

                INSURANCE--
                  DIVERSIFIED (1.7%)
       6,000    Ambac Financial Group, Inc.....................              351
       4,000    American General Corp..........................              285
       4,000    CMAC Investment Corp...........................              246
      13,500    Fidelity National Financial, Inc...............              537
       4,000    First American Financial
                    Corp. (The)................................              360
       7,000    LandAmerica Financial
                    Group, Inc.................................              401
       3,800    Lincoln National Corp..........................              347
                                                                        --------
                                                                           2,527

                INSURANCE--LIFE (0.7%)
       5,000    Equitable Companies,
                    Inc. (The).................................              375
       4,000    Life Re Corp...................................              328
       5,600    Reinsurance Group of
                    America, Inc...............................              331
                                                                        --------
                                                                           1,034

                INSURANCE--PROPERTY/
                  CASUALTY (1.0%)
       4,000    EXEL Ltd.......................................              311
       5,000    Fremont General Corp...........................              271
      35,000    Headway Corporate
                    Resources, Inc.*...........................              416
       5,400    Mercury General Corp...........................              348
       3,750    RLI Corp.......................................              152
                                                                        --------
                                                                           1,498

                INTERNET (0.7%)
      13,000    IDT Corp.*.....................................              391
       5,000    Inktomi Corp.*.................................              199
       2,700    Yahoo! Inc.*...................................              425
                                                                        --------
                                                                           1,015

                MACHINERY (2.2%)
      10,000    Applied Power, Inc.
                    Class "A"..................................              344
       9,000    Astec Industries, Inc.*........................              310
      10,000    Commercial Intertech Corp......................              181
      17,000    Gardner Denver
                    Machinery Inc.*............................              470
       4,000    Gencor Industries, Inc.*.......................               81
      12,000    Graco Inc......................................              418
      18,000    JLG Industries, Inc............................              365
       7,000    Manitowoc Co., Inc.............................              282
      11,000    MotivePower Industries,
                    Inc.*......................................              269
       8,500    Roper Industries, Inc..........................              222
      10,000    Terex Corp.*...................................              285
                                                                        --------
                                                                           3,227

--------------------------------------------------------------------------------
10

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 1998
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------

                MANUFACTURED HOUSING/
                  RECREATIONAL
                  VEHICLES (0.7%)
      10,000    Champion Enterprises, Inc.*....................         $    294
      10,000    Monaco Coach Corp.*............................              293
      11,000    National R.V. Holdings, Inc.*..................              496
                                                                        --------
                                                                           1,083

                MEDICAL SERVICES (2.8%)
      20,000    Hanger Orthopedic
                    Group, Inc.*...............................              407
      12,000    Hooper Holmes, Inc.............................              252
       9,000    Integrated Health Services, Inc................              338
       8,000    Lincare Holdings, Inc.*........................              336
      13,000    Osteotech, Inc.*...............................              231
      13,250    PSS World Medical Inc.*........................              194
       4,000    PacifiCare Health Systems,
                    Inc. Class "B"*............................              353
       8,000    Renal Care Group, Inc.*........................              353
      18,000    Res-Care, Inc.*................................              332
       8,000    Rexall Sundown, Inc.*..........................              282
       8,000    Total Renal Care
                    Holdings, Inc.*............................              276
       8,000    Universal Health Services,
                    Inc. Class "B"*............................              467
      10,000    Wesley Jessen VisionCare,
                    Inc.*......................................              231
                                                                        --------
                                                                           4,052

                MEDICAL SUPPLIES (3.4%)
       9,000    Allegiance Corp................................              461
       7,700    Arterial Vascular
                    Engineering, Inc.*.........................              275
       4,000    Becton, Dickinson & Co.........................              311
      13,333    Bindley Western
                    Industries, Inc............................              440
       5,000    Bio-Rad Laboratories, Inc.
                    Class "A"*.................................              153
       3,200    Cardinal Health, Inc...........................              300
      10,000    Cholestech Corp.*..............................               68
      12,000    Cooper Companies, Inc. (The)*..................              437
       8,000    McKesson Corp..................................              650
      13,000    Physio-Control
                    International Corp.*.......................              342
       8,000    Safeskin Corp.*................................              329
       3,700    Sofamor Danek Group, Inc.*.....................              320
       7,000    STERIS Corp.*..................................              445
       7,000    VISX, Inc.*....................................              417
                                                                        --------
                                                                           4,948

                METAL FABRICATING
                  (0.7%)
      13,000    Coastcast Corp.*...............................              234
       4,000    Illinois Tool Works, Inc.......................              267
       5,000    Maverick Tube Corp.............................               58
      20,000    Mobile Mini, Inc.*.............................              200
       8,400    Mueller Industries, Inc.*......................              312
                                                                        --------
                                                                           1,071

                METALS & MINING--
                  DIVERSIFIED (0.1%)
      10,000    Niagara Corp.*.................................               89

                NEWSPAPER (0.5%)
       4,500    Gannett Co., Inc...............................              320
       5,500    New York Times Co. (The)
                    Class "A" .................................              436
                                                                        --------
                                                                             756

                OFFICE EQUIPMENT
                  & SUPPLIES (1.5%)
      16,000    Day Runner, Inc.*..............................              403
       9,000    Knoll, Inc.*...................................              265
      13,000    Office Depot, Inc.*............................              410
      11,000    Staples, Inc.*.................................              318
       7,500    United Stationers, Inc.*.......................              486
       3,500    Xerox Corp.....................................              356
                                                                        --------
                                                                           2,238

                OILFIELD SERVICES/
                  EQUIPMENT (0.2%)
       6,000    Veritas DGC Inc.*..............................              299


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------

                PACKAGING &
                  CONTAINER (0.2%)
       8,000    Owens-Illinois, Inc.*..........................         $    358

                PAPER & FOREST
                  PRODUCTS (0.5%)
       5,000    Bowater, Inc...................................              236
      24,000    Mail-Well, Inc.*...............................              521
                                                                        --------
                                                                             757

                PETROLEUM--
                  INTEGRATED (0.2%)
      10,000    Core Laboratories N.V.*........................              216

                PRECISION
                  INSTRUMENTS (1.2%)
      10,000    EG & G, Inc....................................              300
      10,000    Optek Technology, Inc.*........................              191
      17,000    Optical Coating
                    Laboratory, Inc............................              325
       1,960    Thermo Vision Corp.*...........................               14
      10,000    Triumph Group, Inc.*...........................              420
       8,000    Waters Corp.*..................................              472
                                                                        --------
                                                                           1,722

                PUBLISHING (1.4%)
       7,000    Bowne & Co., Inc...............................              315
       6,000    CMG Information
                    Services, Inc.*............................              424
       5,700    Consolidated Graphics, Inc.*...................              336
      18,000    Hollinger International, Inc.
                    Class "A"..................................              306
       7,000    Meredith Corp..................................              329
       7,000    Valassis Communications,
                    Inc.*......................................              270
                                                                        --------
                                                                           1,980

                RAILROAD (0.2%)
      19,000    Johnstown America
                    Industries, Inc.*..........................              330

                RECREATION (2.3%)
       8,000    Bally Total Fitness
                    Holding Corp.*.............................              288
       6,000    CPI Corp.......................................              143
      12,000    Carnival Corp..................................              475
      16,000    First Years, Inc. (The)........................              304
      11,000    Harley-Davidson, Inc...........................              426
       8,500    International Speedway Corp.
                    Class "A"..................................              242
       5,700    Premier Parks Inc.*............................              380
       4,500    Royal Caribbean Cruises Ltd....................              358
      12,000    Steiner Leisure Ltd.*..........................              363
      10,000    Steinway Musical
                    Instruments Inc.*..........................              322
                                                                        --------
                                                                           3,301

                RESTAURANT (0.9%)
      13,000    Brinker International, Inc.*...................              250
      17,000    Buffets, Inc.*.................................              267
       6,530    CKE Restaurants, Inc...........................              269
      18,000    Fresh Foods Inc.*..............................              270
      20,400    Ruby Tuesday, Inc..............................              316
                                                                        --------
                                                                           1,372

                RETAIL BUILDING
                  SUPPLY (0.3%)
      10,000    Lowe's Companies, Inc..........................              405

                RETAIL--SPECIAL
                  LINES (6.3%)
       7,400    American Eagle
                    Outfitters, Inc.*..........................              285
      18,500    Ashworth Inc.*.................................              257
      12,000    Best, Buy Co., Inc.*...........................              433
      19,000    Brauns Fashions Corp.*.........................              211
      16,000    CATO Corp. Class "A"...........................              278
       6,000    Circuit City Stores --
                    Circuit City Group.........................              281
      16,000    DM Management Company*.........................              574
       9,750    Dollar Tree Stores, Inc.*......................              396
      15,000    Fingerhut Companies, Inc.......................              495


--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 1998
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                RETAIL--SPECIAL
                  LINES (6.3%)(Continued)
      13,000    Finish Line, Inc. (The)*.......................         $    366
      12,000    Fossil Inc.*...................................              299
       6,000    Gap, Inc.......................................              370
      14,000    Garden Ridge Corp.*............................              271
       6,500    Goody's Family Clothing, Inc.*.................              357
       8,000    Just for Feet, Inc.*...........................              228
      11,000    Linens `N' Things, Inc.*.......................              336
      15,000    Maxim Group Inc.*..............................              298
      10,500    Men's Wearhouse, Inc.
                    (The)*.....................................              347
       9,000    Michaels Stores, Inc.*.........................              318
      22,000    Musicland Stores Corp.*........................              308
       5,000    Payless ShoeSource, Inc.*......................              368
      25,000    Sunglass Hut International,
                    Inc.*......................................              277
      19,000    TJX Companies, Inc.............................              458
       7,000    Tandy Corp.....................................              371
      20,000    United Retail Group, Inc.*.....................              318
       3,000    Wet Seal, Inc.*................................               96
       8,000    Williams-Sonoma, Inc.*.........................              255
       9,000    Zale Corp.*....................................              286
                                                                        --------
                                                                           9,137

                RETAIL STORE (4.6%)
      14,000    Ames Department Stores, Inc.*..................              368
       7,500    BJ's Wholesale Club, Inc.*.....................              305
       8,000    Bon-Ton Stores, Inc.*..........................              129
      10,500    Buckle, Inc. (The)*............................              310
       9,000    Costco Companies, Inc.*........................              568
       7,000    Dayton Hudson Corp.............................              339
       8,000    Dollar General Corp............................              317
      17,000    Family Dollar Stores, Inc......................              314
       5,500    Federated Department
                    Stores, Inc.*..............................              296
      16,000    Group 1 Automotive, Inc.*......................              256
      18,000    Kmart Corp.*...................................              346
       6,000    Kohl's Corp.*..................................              311
       8,750    99 Cents Only Stores *.........................              363
      12,000    Pacific Sunwear of
                    California, Inc.*..........................              420
      15,000    Party City Corp.*..............................              441
      10,000    ShopKo Stores, Inc.*...........................              340
       8,000    Stage Stores, Inc.*............................              362
       9,000    Trans World Entertainment
                    Corp.*.....................................              388
       9,000    Wal-Mart Stores, Inc...........................              547
                                                                        --------
                                                                           6,720

                SEMICONDUCTOR (1.1%)
       8,000    Applied Micro Circuits Corp.*..................              207
      10,000    Elantec Semiconductor, Inc.*...................               56
       8,000    PMC-Sierra, Inc.*..............................              375
       7,000    QLogic Corp.*..................................              250
       3,000    Siliconix, Inc.*...............................               74
      21,000    TranSwitch Corp.*..............................              289
      13,000    Vitesse Semiconductor Corp.*...................              401
                                                                        --------
                                                                           1,652

                SHOE (0.5%)
      26,000    Madden (Steven), Ltd.*.........................              301
      16,000    Shoe Carnival, Inc.*...........................              222
       9,000    Wolverine World Wide, Inc......................              195
                                                                        --------
                                                                             718

                STEEL (0.1%)
      11,000    ISPAT International N.V.
                    (NY Shares) Class "A"* ....................              206

                TELECOMMUNICATIONS
                  EQUIPMENT (2.9%)
      10,000    AFC Cable Systems, Inc.*.......................              355
      12,000    Able Telcom Holding Corp.*.....................              216
      15,200    Applied Voice Technology, Inc.*............. ..              350
       8,000    ECI Telecom Ltd................................              303
      19,000    General Instrument Corp.*......................              517
       3,500    International Telecommunication
                    Data Systems, Inc.* .......................              102
      23,000    InterVoice, Inc.*..............................              408


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 1998
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS
                  EQUIPMENT (2.9%) (Continued)
       8,000    L-3 Communications
                    Holdings, Inc.*............................         $    261
       3,000    Lucent Technologies Inc........................              250
      18,000    Polycom, Inc.*.................................              271
      11,625    Superior TeleCom Inc.*.........................              484
       8,000    Tekelec*.......................................              358
       4,000    Tellabs, Inc.*.................................              286
                                                                        --------
                                                                           4,161

                TELECOMMUNICATION
                  SERVICES (2.0%)
       7,000    AirTouch Communications,
                    Inc.*......................................              409
       6,750    Century Telephone
                    Enterprises, Inc...........................              310
      11,000    GeoTel Communications
                    Corp.*.....................................              448
       5,600    Intermedia Communications,
                    Inc.*......................................              235
      10,000    MediaOne Group Inc.*...........................              439
      17,000    SkyTel Communications Inc.*....................              398
      10,000    STAR Telecommunications,
                    Inc.*......................................              224
         273    U.S. West, Inc.................................               13
       9,500    United Video Satellite
                    Group, Inc. Class "A"* ....................              376
                                                                        --------
                                                                           2,852

                TEXTILE (0.2%)
       7,000    Pillowtex Corp.................................              281

                THRIFT (0.4%)
       8,000    Downey Financial Corp..........................              262
      16,000    Ocean Financial Corp...........................              306
                                                                        --------
                                                                             568

                TOBACCO (0.2%)
       7,500    Universal Corp.................................              280


  Shares or                                                          Value
  Principal                                                       (in thousands)
   Amounts                                                      except per share
(in thousands)                                                       amount
--------------------------------------------------------------------------------


                TRUCKING/TRANSPORTATION
                  LEASING (0.4%)
       5,600    MS Carriers Inc.*..............................        $    152
      10,000    United Rentals, Inc.*..........................             420
                                                                       --------
                                                                            572
                                                                       --------
                TOTAL COMMON STOCKS
                    AND TOTAL
                    INVESTMENT
                    SECURITIES (95.1%)
                    (Cost $110,789,000) .......................         138,502
                                                                       --------


REPURCHASE AGREEMENT (5.1%)
(including accrued interest)
     $ 7,400    Collateralized by $5,676,000
                    U.S. Treasury Notes 8 1/8%,
                    due 8/15/21, with a value
                    of $7,543,690 (with Warburg
                    Dillon Read, LLC 5.75%,
                    dated 6/30/98, due 7/1/98,
                    delivery value of $7,401,182)..............         $ 7,401

EXCESS OF LIABILITIES OVER
CASH AND RECEIVABLES (-0.2%) ..................................            (345)
                                                                       --------
NET ASSETS (100%)   ...........................................        $145,558
                                                                       ========

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
OUTSTANDING SHARE
($145,557,551 / 8,356,885 shares
outstanding)    ...............................................        $ 17.42
                                                                       ========

* Non-income producing

(ADR) American Depositary Receipts.


See Notes to Financial Statements


--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.

Statement of Assets
and Liabilities at June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                    Dollars
                                                                 (in thousands
                                                                except per share
                                                                    amount)
                                                                 -------------
Assets:
Investment securities, at value
  (Cost--$110,789) .....................................          $ 138,502
Repurchase agreement (Cost--$7,401) ....................              7,401
Cash ...................................................                  6
Receivable for securities sold .........................              1,742
Receivable for capital shares sold .....................                 76
Dividends receivable ...................................                 35
                                                                  ---------
      Total Assets .....................................            147,762
                                                                  ---------
Liabilities:
Payable for securities purchased .......................              1,523
Payable for capital shares repurchased .................                526
Accrued expenses:
  Advisory fee .........................................                 85
  Other ................................................                 70
                                                                  ---------
      Total Liabilities ................................              2,204
                                                                  ---------
Net Assets .............................................          $ 145,558
                                                                  =========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000,
  outstanding 8,356,885 shares) ........................          $   8,357
Additional paid-in capital .............................             93,592
Accumulated net investment loss ........................               (349)
Undistributed net realized gain
  on investments .......................................             16,245
Net unrealized appreciation
  of investments .......................................             27,713
                                                                  ---------
Net Assets .............................................          $ 145,558
                                                                  =========
Net Asset Value, Offering and
  Redemption Price per Outstanding
  Share ($145,557,551 / 8,356,885
  shares outstanding) ..................................          $   17.42
                                                                  =========

Statement of Operations
for the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                      Dollars
                                                                  (in thousands)
                                                                   ------------
Investment Income:
Dividends (Net of foreign
  withholding taxes of $1) ..............................            $    214
Interest ................................................                 122
                                                                     --------
      Total Income ......................................                 336
                                                                     --------
Expenses:
Advisory fee ............................................                 493
Transfer agent ..........................................                  57
Custodian fees ..........................................                  47
Postage .................................................                  23
Auditing and legal fees .................................                  21
Telephone and wire charges ..............................                  14
Printing and stationery .................................                  12
Registration fees .......................................                  12
Directors' fees and expenses ............................                   8
Insurance, dues and other ...............................                   3
                                                                     --------
      Total Expenses Before
        Custody Credits .................................                 690
      Less: Custody Credits .............................                  (5)
                                                                     --------
      Net Expenses ......................................                 685
                                                                     --------
Net Investment Loss .....................................                (349)
                                                                     --------
Net Realized and Unrealized Gain
  on Investments:
    Net Realized Gain ...................................              14,208
    Change in Net Unrealized
      Appreciation ......................................              10,091
                                                                     --------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ........................................              24,299
                                                                     --------
Net Increase in Net Assets
  from Operations .......................................            $ 23,950
                                                                     ========



See Notes to Financial Statements.

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Statement of Changes in Net Assets for the six months ended June 30, 1998 (unaudited) and for the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                                       Six Months
                                                                          Ended           Year Ended
                                                                      June 30, 1998       December 31,
                                                                       (unaudited)           1997
                                                                    ----------------------------------
                                                                           (Dollars in thousands)
Operations:
  Net investment loss .......................................          $    (349)          $    (142)
  Net realized gain on investments ..........................             14,208              18,163
  Change in net unrealized appreciation .....................             10,091               9,607
                                                                       -----------------------------
  Net increase in net assets from operations ................             23,950              27,628
                                                                       -----------------------------

Distributions to Shareholders:
  Net investment income .....................................               --                    (4)
  Net realized gain from investment transactions ............               --               (19,857)
                                                                       -----------------------------
  Total distributions .......................................               --               (19,861)
                                                                       -----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................             53,722              50,634
  Proceeds from reinvestment of distributions to shareholders               --                17,814
  Cost of shares repurchased ................................            (48,154)            (49,769)
                                                                       -----------------------------
  Increase from capital share transactions ..................              5,568              18,679
                                                                       -----------------------------

Total Increase ..............................................             29,518              26,446

Net Assets:
  Beginning of period .......................................            116,040              89,594
                                                                       -----------------------------
  End of period .............................................          $ 145,558           $ 116,040
                                                                       =============================

Accumulated Net Investment (Loss) Income, at end of period ..          $    (349)          $      --
                                                                       =============================


See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 1998
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.



--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 1998
--------------------------------------------------------------------------------

2.   Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                              Six Months
                                                 Ended
                                               June 30,        Year Ended
                                                  1998        December 31,
                                             (unaudited)          1997
                                             -----------------------------
Shares sold..............................           3,260            3,023
Shares issued to shareholders
  in reinvestment of dividends
  and distributions......................              --            1,293
                                             -----------------------------
                                                    3,260            4,316
Shares repurchased ......................           2,916            3,018
                                             -----------------------------
Net increase ............................             344            1,298
                                             =============================
Dividends per share......................       $     --          $ .00061
                                             =============================
Distributions per share from
  net realized gains.....................       $     --          $2.98500
                                             =============================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                  Six Months
                                                                     Ended
                                                                 June 30, 1998
                                                                  (unaudited)
                                                                --------------
                                                                 (in thousands)
Purchases:
Investment Securities ......................................         $132,898
                                                                     ========
Sales:
Investment Securities ......................................         $126,708
                                                                     ========

At June 30, 1998, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $118,190,000. The aggregate appreciation and depreciation of investments at June 30, 1998, based on a comparison of investment values and their costs for federal income tax purposes, was $30,522,000 and $2,809,000 respectively, resulting in a net appreciation of $27,713,000.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  With
     Affiliates

An advisory fee of $493,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 1998. This was computed at the rate of 3/4 of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 1998, the Fund paid brokerage commissions totalling $98,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 708,478 shares of the Fund's capital stock, representing 8.5% of the outstanding shares at June 30, 1998. In addition, certain officers and directors of the Fund owned 119,449 shares of the Fund, representing 1.4% of the shares outstanding.


--------------------------------------------------------------------------------
18

                                    The Value Line Special Situations Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                          Six Months
                                            Ended                               Years Ended December 31,
                                        June 30, 1998     --------------------------------------------------------------------
                                         (unaudited)         1997            1996             1995         1994         1993
                                        --------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............   $   14.48         $   13.34        $   16.24       $   16.15    $   16.95    $   15.69
                                        --------------------------------------------------------------------------------------

  Income (loss) from investment
    operations:
  Net investment income (loss) ......        (.04)             (.02)             .26             .06         (.07)        (.13)
  Net gains or losses on securities
    (both realized and unrealized) ..        2.98              4.15              .85            4.58          .23         2.14
                                        --------------------------------------------------------------------------------------
  Total from investment operations ..        2.94              4.13             1.11            4.64          .16         2.01
                                        --------------------------------------------------------------------------------------

  Less distributions:
    Dividends from net
      investment income .............        --                   #             (.26)           (.06)        --           --
    Distributions from capital gains         --               (2.99)           (3.75)          (4.49)        (.96)        (.75)
                                        --------------------------------------------------------------------------------------
    Total distributions .............        --               (2.99)           (4.01)          (4.55)        (.96)        (.75)
                                        --------------------------------------------------------------------------------------

Net asset value, end of period ......   $   17.42         $   14.48        $   13.34       $   16.24    $   16.15    $   16.95
                                        ======================================================================================

Total return ........................       20.30%+           32.10%            7.24%          28.96%        1.03%       12.99%
                                        ======================================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ....................   $ 145,558         $ 116,040        $  89,594       $  98,408    $  90,180    $  91,388
Ratio of expenses to
  average net assets ................        1.05%*(1)         1.08%(1)         1.08%(1)        1.06%        1.10%        1.06%
Ratio of net investment (loss) income
  to average net assets .............        (.53)%*           (.14)%           1.44%           0.32%       (0.46)%       (.79)%
Portfolio turnover rate .............          99%+             240%             146%             10%          37%          39%

#    Dividend paid was less than one cent per share
(1)  Before offset of custody credits.
+    Not annualized
*    Annualized.



See Notes to Financial Statements

The Value Line Special Situations Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950-- The Value Line Fund seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952-- The Value Kine Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956-- The Value Line Special Situations Fund, seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981-- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983-- Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984-- The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985-- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convetible Ranking System.

1986-- Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987-- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987-- Value Line Strategic Asset management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993-- Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993-- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to detemine the asset mix.

1995-- Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7days a week. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER                  Value Line, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

DISTRIBUTOR                         Value Line Securities, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

CUSTODIAN BANK                      State Street Bank and Trust Co.
                                    225 Franklin Street
                                    Boston, MA 02110

SHAREHOLDER                         State Street Bank and Trust Co.
SERVICING AGENT                     c/o NFDS
                                    P.O. Box 419729
                                    Kansas City, MO 64141-6729

INDEPENDENT                         PricewaterhouseCoopers LLP
ACCOUNTANTS                         1177 Avenue of the Americas
                                    New York, NY 10036

LEGAL COUNSEL                       Peter D. Lowenstein, Esq.
                                    Two Greenwich Plaza, Suite 100
                                    Greenwich, CT 06830

Directors                           Jean Bernhard Buttner
                                    John W. Chandler
                                    Leo R. Futia
                                    David H. Porter
                                    Paul Craig Roberts
                                    Nancy-Beth Sheerr

OFFICERS                            Jean Bernhard Buttner
                                    Chairman and President
                                    Stephen E. Grant
                                    Vice President
                                    Philip Orlando
                                    Vice President
                                    David T. Henigson
                                    Vice President and
                                    Secretary/Treasurer
                                    Jack M. Houston
                                    Assistant Secretary/Treasurer
                                    Stephen La Rosa
                                    Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon. This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                          501003